Common Share Purchase Warrants (Narrative) (Details) - shares	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of warrants expired	535,889	3,889,871
Cashless exercises
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of warrants expired	509,089